UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stafford Capital Management LLC.
Address:  222 Kearny St. Suite 204
          San Francisco, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karin M. Blair
Title:    Chief Operating Officer

Phone:    415-362-6120
Signature, Place, and Date of Signing:


                        222 Kearny St. #204
/s/ Karin M. Blair      S.F. CA 94108             2/2/01
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   70

Form 13F Information Table Value Total:   208319

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100     73      1500
Accord Networks - Foreign                                   3640    368600
Agilent Technologies, Inc.                      00846U101     12       228
Alza Corp.                                      022615108    659     15500
Amgen                                           031162100    304      4750
Anadarko Petroleum Corp.                        032511107    504      7096
Apple Computer                                  037833100    681     45800
Arthrocare                                      043136100   4040    207200
Aware                                           05453N100   2430    136900
Azurix Corp.                                    05501M104   3760    459200
BMC Software                                    005921100     24      1700
Brio Technology, Inc.                           109704106   2044    484500
BrookStone, Inc.                                114537103   3097    252850
Central Parking                                 154785109   4009    200450

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Concord Camera                                  206156101    3971   240700
Concord EFS, Inc.                               206197105    1568    35700
Copart                                          217204106    7868   365950
Cyberonics                                      23251P102    7830   336800
DeVry, Inc.                                     251893103    9015   238800
Devon Energy Corporation                        25179M103      58      947
Digital Generation Systems                      253921100    1150   541500
Dril-Quip                                       262037107    4371   127850
Edwards Lifesciences Corp.                      28176E108    5131   289100
Efunds Corp.                                    28224R101    3417   371900
Entrust                                         293848107    2069   159150
Equity Office Properties                        294741103     326    10000
Expeditors International                        302130109      80     1500
Firstar Corporation                             33763V109      19      836
Frontline Capital Group                         35921N101    7810   587350
Fundtech, Ltd. - Foreign                                     3584   200500
General Electric                                369604103     115     2400

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Genesco, Inc.                                   371532102     239      9800
Haliburton                                      406216101     569     15700
HealthSouth Rehab Corp.                         421924101    3013    184700
Hewlett-Packard                                 428236103      38      1200
Home Depot                                      437076102     130      2850
Investment Technology Group                     46145F105      37       900
Johnson & Johnson                               478160104      42       400
Lincoln National Convertible
 Security Fund                                  534183108      31      2100
MKS Instruments                                 55306N104    2600    167750
Macrovision Corp.                               555904101    5222     70550
Mercury General Corp.                           589400100   12133    276550
Monaco Coach                                    60886R103    5039    284900
Nabors Industries                               629568106     106      1800
National City Corp.                             635405103    1048     36450
New Focus Inc.                                  64352D101    2905     83600
NextCard                                        65332K107    3520    440000
Packeteer Inc.                                  695210104    4265    344650
Paychex, Inc.                                   704326107     631     12976

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Petroleum Geo Services                          716597109      29     2200
Pharmacyclics                                   716933106    4673   136450
Photomedex, Inc.                                719358103    2365   420400
Polycom, Inc.                                   73172K104    1032    32050
Primus Knowledge Solutions                      74163Q100    5304   816075
ProBusiness                                     742741104    7865   296100
Protective Life Corp                            743674103    6353   197000
Radvision Ltd. - Foreign                                     6018   488800
Safenet, Inc.                                   78645R107    4625    98400
Sage, Inc.                                      786632109    3808   258200
Silicon Image                                   82705T102    3403   625900
SonicWall, Inc.                                 835470105    6133   377400
SonoSite, Inc.                                  83568G104    3146   246750
Spinnaker Exploration Co.                       84855W109    3327    78300
Staples, Inc.                                   855030102     699    59200
The Men's Wearhouse Inc.                        587118100    4869   178700
Triton PCS Holdings Inc. Class A
Foreign                                                       570    16800

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
U.S. Bancorp                                    902973106     1735    59450
Varco International, Inc.                       922126107    11769   541094
Vaxgen Inc.                                     922390208     5145   263850
eBenX, Inc.                                     278668108      224    33200
TOTAL VALUE                                                 208319